Investments (Other-Than-Temporary Impairment Losses on Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 3,521	¥ 10,072
Debt securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	1,000	56
Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 2,521	¥ 10,016